Employee benefits - Pension and other post-employment benefits	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Employee benefits - Pension and other post-employment benefits

Note 7 Employee benefits – Pension and other post-employment benefits
We offer a number of defined benefit and defined contribution plans which provide pension and post-employment benefits to eligible employees. The following tables present the composition of our pension and other post-employment benefit expense and the effects of remeasurements recorded in other comprehensive income.
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2020	July 31 2019	July 31 2020	July 31 2019
Current service costs	$92	$74	$13	$10
Past service costs	–	–	5	–
Net interest expense (income)	4	(5)	14	16
Remeasurements of other long term benefits	–	–	5	4
Administrative expense	4	4	–	–
Defined benefit pension expense	$100	$73	$37	$30
Defined contribution pension expense	56	50	–	–
	$156	$123	$37	$30

	For the nine months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2020	July 31 2019	July 31 2020	July 31 2019
Current service costs	$275	$222	$36	$29
Past service costs	–	–	5	–
Net interest expense (income)	14	(15)	44	49
Remeasurements of other long term benefits	–	–	9	10
Administrative expense	13	12	–	–
Defined benefit pension expense	$302	$219	$94	$88
Defined contribution pension expense	174	161	–	–
	$476	$380	$94	$88
Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2020	July 31 2019	July 31 2020	July 31 2019
Actuarial (gains) losses:
Changes in financial assumptions (2)	$1,587	$932	$147	$63
Experience adjustments	–	–	(7)	(3)
Return on plan assets (excluding interest based on discount rate)	(977)	(203)	–	–
	$610	$729	$140	$60

	For the nine months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2020	July 31 2019	July 31 2020	July 31 2019
Actuarial (gains) losses:
Changes in financial assumptions (2)	$1,625	$2,192	$148	$180
Experience adjustments	–	–	(9)	(6)
Return on plan assets (excluding interest based on discount rate)	(1,000)	(921)	–	–
	$625	$1,271	$139	$174

(1)	Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.
(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.